Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Equity	Equity
Share repurchase programs
The following table presents our share repurchase programs for the years ended December 31, 2025 and 2024:

Program approval date	Program end date	Authorized amount	Program completion date
October 2023	March 31, 2024	500,000	January 12, 2024
December 2023	March 31, 2024	250,000	March 8, 2024
February 2024	September 30, 2024	500,000	August 5, 2024
May 2024	December 31, 2024	500,000	November 14, 2024
September 2024	December 31, 2025	500,000	March 7, 2025
February 2025	December 31, 2025	1,000,000	August 22, 2025
April 2025	December 31, 2025	500,000	September 11, 2025
September 2025	June 30, 2026	750,000	Not yet completed
December 2025	June 30, 2026	1,000,000	Not yet completed
During the year ended December 31, 2025, we repurchased an aggregate of 22.1 million of our ordinary shares under our share repurchase programs at an average price of $109.92 per ordinary share.
During the year ended December 31, 2024, we repurchased an aggregate of 16.8 million of our ordinary shares under our share repurchase programs at an average price of $87.80 per ordinary share.
During the year ended December 31, 2025, our Board of Directors cancelled 25.5 million ordinary shares which were acquired through the share repurchase programs in accordance with the authorizations obtained from the Company’s shareholders.
During the year ended December 31, 2024, our Board of Directors cancelled 11.0 million ordinary shares which were acquired through the share repurchase programs in accordance with the authorizations obtained from the Company’s shareholders.
Dividends on ordinary shares
Since 2024, we have paid a cash dividend on a quarterly basis. We expect to continue to pay a cash dividend on a quarterly basis going forward, subject to the Board’s consideration of, among other things, market conditions and our financial performance, distributable reserves and cash flows.
In February 2025, our Board of Directors declared a quarterly cash dividend of $0.27 per share, which was paid on April 3, 2025, to shareholders of record as of the close of business on March 12, 2025. In April 2025, our Board of Directors declared a quarterly cash dividend of $0.27 per share, which was paid on June 5, 2025, to shareholders of record as of the close of business on May 14, 2025. In July 2025, our Board of Directors declared a quarterly cash dividend of $0.27 per share, which was paid on September 4, 2025, to shareholders of record as of the close of business on August 13, 2025. In October 2025, our Board of Directors declared a quarterly cash dividend of $0.27 per share, which was paid on December 4, 2025, to shareholders of record as of the close of business on November 12, 2025.
In February 2026, our Board of Directors declared a quarterly cash dividend of $0.40 per share, with a payment date of March 19, 2026, to shareholders of record as of the close of business on February 25, 2026.